Shareholder Report, Holdings (Details) - REX AI Equity Premium Income ETF	Nov. 30, 2025
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
CrowdStrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Arm Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applications Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Computer Aided Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Computer Data Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Computer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Computer Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ecommerce/Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Electronic Components - Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.04%
Electronic Forms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Enterprise Software/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.68%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Information Technology - Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Internet Content - Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Internet Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Networking Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Semicon Components - Integrated Circuitry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Web Portals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Internet Service Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%